DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of accounts receivable, net - Cepton Technologies, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net	14.00%	15.00%
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net		39.00%	56.00%
Customer C [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net		10.00%
Customer D [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net	12.00%	13.00%
Customer E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable, net	64.00%